Property, Plant and Equipment - Schedule of Detailed Information About Property Plant And Equipment (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Detailed Information About Property Plant and Equipment [Line Items]
Balance	$ 15,646,308	$ 14,617,513
Depreciation expense	(180,622)	(351,453)
Reclassification
Additions	23,197	1,380,248
Balance	15,488,883	15,646,308
Land [Member]
Schedule of Detailed Information About Property Plant and Equipment [Line Items]
Balance	312,377	312,377
Depreciation expense
Reclassification
Additions
Balance	312,377	312,377
Buildings [Member]
Schedule of Detailed Information About Property Plant and Equipment [Line Items]
Balance	4,198,251	4,335,517
Depreciation expense	(68,634)	(137,266)
Reclassification
Additions
Balance	4,129,617	4,198,251
Plant and Equipment [Member]
Schedule of Detailed Information About Property Plant and Equipment [Line Items]
Balance	11,097,530	9,917,863
Depreciation expense	(102,338)	(198,026)
Reclassification		(2,555)
Additions	23,197	1,380,248
Balance	11,018,389	11,097,530
Motor Vehicles [Member]
Schedule of Detailed Information About Property Plant and Equipment [Line Items]
Balance	25,132	38,782
Depreciation expense	(8,222)	(13,650)
Reclassification
Additions
Balance	16,910	25,132
Office Equipment [Member]
Schedule of Detailed Information About Property Plant and Equipment [Line Items]
Balance	13,018	12,974
Depreciation expense	(1,428)	(2,511)
Reclassification		2,555
Additions
Balance	$ 11,590	$ 13,018